Janus Henderson Flexible Bond Fund
Schedule of Investments (unaudited)
September 30, 2024

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – 30.6%
208 Park Avenue Mortgage Trust 2017-280P, CME Term SOFR 1 Month + 1.1800%, 6.2980%, 9/15/34ž,‡	$4,050,930	$3,947,650
A&D Mortgage Trust 2023-NQM2 A1, 6.1320%, 5/25/68ž,Ç	4,161,591	4,182,564
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49ž,‡	284,763	278,417
Angel Oak Mortgage Trust I LLC 2019-6, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 0.9500%, 2.6200%, 11/25/59ž,‡	282,968	275,502
Angel Oak Mortgage Trust I LLC 2020-2, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 2.2000%, 2.5310%, 1/26/65ž,‡	1,141,950	1,048,561
Angel Oak Mortgage Trust I LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.0000%, 2.4100%, 4/25/65ž,‡	814,991	768,239
Angel Oak Mortgage Trust I LLC 2024-3 A1, 4.8000%, 11/26/68ž,Ç	1,173,635	1,168,125
Angel Oak Mortgage Trust I LLC 2024-5 A1, 4.9500%, 7/25/68ž,Ç	6,591,529	6,563,200
Angel Oak Mortgage Trust I LLC 2024-6 A1, 4.6500%, 11/25/67ž,Ç	4,549,659	4,499,130
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46ž	1,261,057	1,163,116
ARES CLO Ltd 2016-39A AR3, CME Term SOFR 3 Month + 1.4200%, 6.7498%, 7/20/37ž,‡	5,206,062	5,222,000
ARES CLO Ltd 2021-60A A, CME Term SOFR 3 Month + 1.3816%, 6.6609%, 7/18/34ž,‡	1,486,000	1,486,335
Arivo Acceptance Auto Loan Receivables 2022-1A A, 3.9300%, 5/15/28ž	556,225	552,274
Asset Based Lending LLC 2024-RTL1 A1, 6.0750%, 9/25/29ž,Ç	2,241,000	2,243,462
Babson CLO Ltd 2019-3A A1R, CME Term SOFR 3 Month + 1.3316%, 6.6136%, 4/21/31ž,‡	6,247,632	6,273,908
Ballyrock Ltd 2020-14A A1AR, CME Term SOFR 3 Month + 1.3800%, 6.6791%, 7/20/37ž,‡	8,303,920	8,324,680
Ballyrock Ltd 2020-14A A1BR, CME Term SOFR 3 Month + 1.5800%, 6.8791%, 7/20/37ž,‡	1,159,727	1,161,242
BAMLL Commercial Mortgage Securities Trust 2024-FRR2 E, 1.2731%, 7/27/50ž,‡	1,774,000	1,307,256
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 C, 0.6597%, 1/27/50ž,‡	2,013,267	1,759,404
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 D, 0.5869%, 1/27/50ž,‡	1,647,399	1,399,964
BAMLL Commercial Mortgage Securities Trust 2024-FRR3 E, 0.5038%, 1/27/50ž,‡	2,396,255	1,986,292
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 E, 1.6138%, 11/27/48ž,‡	560,000	515,924
BAMLL Commercial Mortgage Securities Trust 2024-FRR4 F, 1.5143%, 11/27/48ž,‡	1,112,000	1,010,736
Barclays Commercial Mortgage Securities LLC 2015-SRCH, 4.1970%, 8/10/35ž	9,721,000	9,318,498
Benefit Street Partners CLO Ltd 2018-15A A1R, CME Term SOFR 3 Month + 1.3900%, 6.6984%, 7/15/37ž,‡	5,023,000	5,026,982
BPR Trust 2022-OANA A, CME Term SOFR 1 Month + 1.8980%, 6.9945%, 4/15/37ž,‡	7,374,000	7,399,358
BPR Trust 2023-BRK2 A, 7.1465%, 10/5/38ž,‡	6,286,000	6,606,525
Brean Asset Backed Securities Trust 2024-RM8 A1, 4.5000%, 5/25/64ž	4,497,749	4,290,642
BX Commercial Mortgage Trust 2019-OC11, 3.6050%, 12/9/41ž	2,160,000	2,008,283
BX Commercial Mortgage Trust 2019-OC11, 3.8560%, 12/9/41ž	4,295,000	3,996,077
BX Commercial Mortgage Trust 2020-VKNG A, CME Term SOFR 1 Month + 1.0445%, 6.1415%, 10/15/37ž,‡	1,012,642	1,010,738
BX Commercial Mortgage Trust 2021-LBA AJV, CME Term SOFR 1 Month + 0.9145%, 6.0115%, 2/15/36ž,‡	5,348,000	5,319,135
BX Commercial Mortgage Trust 2021-LBA AV, CME Term SOFR 1 Month + 0.9145%, 6.0115%, 2/15/36ž,‡	4,808,914	4,767,084
BX Commercial Mortgage Trust 2021-VINO A, CME Term SOFR 1 Month + 0.7668%, 5.8638%, 5/17/38ž,‡	1,061,960	1,056,979
BX Commercial Mortgage Trust 2021-VOLT B, CME Term SOFR 1 Month + 1.0645%, 6.1610%, 9/15/36ž,‡	6,188,000	6,125,312
BX Commercial Mortgage Trust 2021-VOLT D, CME Term SOFR 1 Month + 1.7645%, 6.8610%, 9/15/36ž,‡	6,499,000	6,422,187
BX Commercial Mortgage Trust 2022-FOX2 A2, CME Term SOFR 1 Month + 0.7492%, 5.8457%, 4/15/39ž,‡	5,005,535	4,920,125
BX Commercial Mortgage Trust 2023-VLT3 A, CME Term SOFR 1 Month + 1.9400%, 7.0365%, 11/15/28ž,‡	5,526,864	5,499,149
BX Commercial Mortgage Trust 2023-VLT3 B, CME Term SOFR 1 Month + 2.6890%, 7.7855%, 11/15/28ž,‡	4,740,391	4,670,011

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
BX Commercial Mortgage Trust 2024-AIR2 A, CME Term SOFR 1 Month + 1.4923%, 6.5923%, 10/15/41ž,‡	$7,182,000	$7,184,855
BX Commercial Mortgage Trust 2024-AIRC A, CME Term SOFR 1 Month + 1.6912%, 6.7878%, 8/15/39ž,‡	9,500,000	9,509,449
BX Commercial Mortgage Trust 2024-AIRC C, CME Term SOFR 1 Month + 2.5900%, 7.6865%, 8/15/39ž,‡	2,936,000	2,951,553
BX Commercial Mortgage Trust 2024-VLT4 A, CME Term SOFR 1 Month + 1.4914%, 6.5879%, 7/16/29ž,‡	6,380,507	6,379,521
Carlyle Global Markets Strategies 2017-3A A1R2, CME Term SOFR 3 Month + 1.4000%, 6.5354%, 10/21/37ž,‡	6,302,000	6,305,283
Carlyle Global Markets Strategies 2018-4A A2R, CME Term SOFR 3 Month + 1.5600%, 6.4266%, 10/19/37ž,‡	8,278,000	8,277,295
CART 2024-DFW1 A, CME Term SOFR 1 Month + 1.6417%, 6.9786%, 8/15/41ž,‡	4,269,000	4,267,847
CART 2024-DFW1 B, CME Term SOFR 1 Month + 2.2908%, 7.6277%, 8/15/41ž,‡	3,139,063	3,139,061
CBAM CLO Management 2019-11RA A1, CME Term SOFR 3 Month + 1.4416%, 6.7236%, 1/22/35ž,‡	7,300,000	7,301,439
CBAM CLO Management 2019-11RA B, CME Term SOFR 3 Month + 2.0116%, 7.2936%, 1/22/35ž,‡	2,775,193	2,779,848
Cedar Funding Ltd 2018-9A AR, CME Term SOFR 3 Month + 1.4200%, 6.7020%, 7/20/37ž,‡	6,379,000	6,406,042
Cedar Funding Ltd 2019-11A A1R, CME Term SOFR 3 Month + 1.3116%, 6.3736%, 5/31/32ž,‡	5,305,000	5,325,435
CENT Trust 2023-CITY A, CME Term SOFR 1 Month + 2.6200%, 7.7165%, 9/15/38ž,‡	6,425,000	6,437,054
CF Hippolyta Issuer LLC 2021-1A A1, 1.5300%, 3/15/61ž	7,105,112	6,677,839
CF Hippolyta Issuer LLC 2021-1A B1, 1.9800%, 3/15/61ž	2,608,695	2,399,479
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62ž	5,421,195	5,450,572
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62ž	15,903,775	16,116,056
Chase Auto Credit Linked Notes 2021-2 B, 0.8890%, 12/26/28ž	140,360	139,705
Chase Mortgage Finance Corp 2021-CL1 M1, US 30 Day Average SOFR + 1.2000%, 6.4801%, 2/25/50ž,‡	2,805,652	2,726,504
CIFC Funding Ltd 2014-2RA AR, CME Term SOFR 3 Month + 1.3600%, 6.4969%, 10/26/37ž,‡	7,733,000	7,754,266
CIFC Funding Ltd 2014-5A A1R3, CME Term SOFR 3 Month + 1.3800%, 6.6841%, 7/17/37ž,‡	9,129,000	9,133,855
CIFC Funding Ltd 2021-7A B, CME Term SOFR 3 Month + 1.8616%, 7.1446%, 1/23/35ž,‡	2,232,376	2,238,618
CIM Trust 2021-NR1 A1, 5.5690%, 7/25/55ž,Ç	1,615,541	1,604,207
CIM Trust 2021-NR4 A1, 2.8160%, 10/25/61ž,Ç	984,786	977,952
COLT Funding LLC 2020-3, Refinitiv USD IBOR Consumer Cash Fallbacks 1 Year + 1.2000%, 1.5060%, 4/27/65ž,‡	229,869	219,352
COMM Mortgage Trust 2024-WCL1 A, CME Term SOFR 1 Month + 1.8410%, 6.9237%, 6/17/41ž,‡	6,351,784	6,309,768
Connecticut Avenue Securities Trust 2021-R02 2M2, US 30 Day Average SOFR + 2.0000%, 7.2801%, 11/25/41ž,‡	8,533,255	8,565,237
Connecticut Avenue Securities Trust 2021-R03 1M1, US 30 Day Average SOFR + 0.8500%, 6.1301%, 12/25/41ž,‡	1,237,437	1,235,549
Connecticut Avenue Securities Trust 2021-R03 1M2, US 30 Day Average SOFR + 1.6500%, 6.9301%, 12/25/41ž,‡	3,943,000	3,971,887
Connecticut Avenue Securities Trust 2022-R01 1B1, US 30 Day Average SOFR + 3.1500%, 8.4301%, 12/25/41ž,‡	6,109,000	6,269,342
Connecticut Avenue Securities Trust 2022-R05 2M1, US 30 Day Average SOFR + 1.9000%, 7.1801%, 4/25/42ž,‡	326,040	327,853
Connecticut Avenue Securities Trust 2023-R06 1M1, US 30 Day Average SOFR + 1.7000%, 6.9801%, 7/27/43ž,‡	3,095,942	3,107,884
Connecticut Avenue Securities Trust 2023-R07 2M1, US 30 Day Average SOFR + 1.9500%, 7.2134%, 9/25/43ž,‡	1,400,308	1,405,992
Connecticut Avenue Securities Trust 2023-R08 1M1, US 30 Day Average SOFR + 1.5000%, 6.7801%, 10/26/43ž,‡	2,773,010	2,781,004
Connecticut Avenue Securities Trust 2024-R01 1M1, US 30 Day Average SOFR + 1.0500%, 6.3301%, 1/25/44ž,‡	2,545,697	2,546,430
Connecticut Avenue Securities Trust 2024-R03 2M1, US 30 Day Average SOFR + 1.1500%, 6.4134%, 3/25/44ž,‡	1,556,943	1,558,033
Connecticut Avenue Securities Trust 2024-R04 1M1, US 30 Day Average SOFR + 1.1000%, 6.3801%, 5/25/44ž,‡	2,368,131	2,368,157
Connecticut Avenue Securities Trust 2024-R05 2M1, US 30 Day Average SOFR + 1.0000%, 6.2801%, 7/25/44ž,‡	1,778,027	1,776,938
CP EF Asset Securitization I LLC 2002-1A A, 5.9600%, 4/15/30ž	618,120	618,884

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
CPF IV LLC / CP EF Asset Securitization LLC 2023-1A A, 7.4800%, 3/15/32ž	$2,286,053	$2,324,644
CPT Mortgage Trust 2019-CPT F, 3.0967%, 11/13/39ž,‡	6,204,000	4,707,879
CRB Securitization Trust 2023-1 A, 6.9600%, 10/20/33ž	767,433	776,343
Croton Park CLO Ltd, CME Term SOFR 3 Month + 1.5600%, 0%, 10/15/36ž,‡	4,289,000	4,289,000
CyrusOne Data Centers Issuer I LLC 2023-1A B, 5.4500%, 4/20/48ž	1,209,260	1,198,018
CyrusOne Data Centers Issuer I LLC 2023-2A A2, 5.5600%, 11/20/48ž	2,502,497	2,535,219
CyrusOne Data Centers Issuer I LLC 2024-1A A2, 4.7600%, 3/22/49ž	2,520,871	2,466,704
CyrusOne Data Centers Issuer I LLC 2024-2A A2, 4.5000%, 5/20/49ž	3,192,000	3,105,127
CyrusOne Data Centers Issuer I LLC 2024-3A A2, 4.6500%, 5/20/49ž	7,528,000	7,105,108
DATA Mortgage Trust 2024-CTR2 A, 5.4756%, 5/10/46ž,‡	887,107	907,552
DC Commercial Mortgage Trust 2023-DC B, 6.8043%, 9/12/40ž	5,000,717	5,231,224
Diamond Infrastructure Funding LLC 2021-1A A, 1.7600%, 4/15/49ž	7,083,000	6,590,464
Elmwood CLO VI Ltd 2020-3A ARR, CME Term SOFR 3 Month + 1.3800%, 6.7186%, 7/20/37ž,‡	10,125,000	10,175,625
Elmwood CLO VIII Ltd 2019-2A AR, CME Term SOFR 3 Month + 1.4116%, 6.6936%, 4/20/34ž,‡	2,239,000	2,243,914
Exeter Automobile Receivables Trust 2021-1A D, 1.0800%, 11/16/26	1,695,645	1,670,055
Fannie Mae REMICS, 3.0000%, 5/25/48	4,105,045	3,754,655
Fannie Mae REMICS, 3.0000%, 11/25/49	5,356,021	4,877,984
FIGRE Trust 2024-HE1 A, 6.1650%, 3/25/54ž,‡	2,875,444	2,937,188
FIGRE Trust 2024-HE2 A, 6.3800%, 5/25/54ž,‡	2,496,358	2,556,223
FIGRE Trust 2024-HE3 A, 5.9370%, 7/25/54ž,‡	1,793,721	1,821,324
FIGRE Trust 2024-HE4 A, 5.0560%, 9/25/54ž,‡	3,580,000	3,594,719
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51ž,‡	8,018,969	6,982,486
Freddie Mac - SLST 2020-2 M1, 4.7500%, 9/25/60ž,‡	1,155,519	1,132,857
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA6 M1, US 30 Day Average SOFR + 0.8000%, 6.0801%, 10/25/41ž,‡	830,305	829,481
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA3 M2, US 30 Day Average SOFR + 2.1000%, 7.3801%, 9/25/41ž,‡	1,319,182	1,328,172
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-HQA4 M2, US 30 Day Average SOFR + 2.3500%, 7.6301%, 12/25/41ž,‡	7,413,000	7,479,539
Freddie Mac Structured Agency Credit Risk Debt Notes 2022-HQA1 M1A, US 30 Day Average SOFR + 2.1000%, 7.3801%, 3/25/42ž,‡	4,889,193	4,921,886
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-DNA2 M1A, US 30 Day Average SOFR + 2.1000%, 7.3634%, 4/27/43ž,‡	1,641,453	1,665,662
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA2 M1A, US 30 Day Average SOFR + 2.0000%, 7.2801%, 6/25/43ž,‡	369,385	371,347
Freddie Mac Structured Agency Credit Risk Debt Notes 2023-HQA3 M1, US 30 Day Average SOFR + 1.8500%, 7.1301%, 11/25/43ž,‡	2,560,525	2,573,335
Freddie Mac Structured Agency Credit Risk Debt Notes 2024-DNA2 M1, US 30 Day Average SOFR + 1.2000%, 6.4801%, 5/25/44ž,‡	3,460,739	3,460,738
FREMF Mortgage Trust 2017-K729 D, 0%, 11/25/49ž,◊	2,852,700	2,791,130
FREMF Mortgage Trust 2017-K729 X2A, 0.1000%, 11/25/49ž,¤	9,398,283	367
FREMF Mortgage Trust 2017-K729 X2B, 0.1000%, 11/25/49ž,¤	7,178,264	552
GCAT 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	10,362,728	9,096,017
GCAT 2023-INV1 A1, 6.0000%, 8/25/53ž,‡	6,187,287	6,239,770
GCAT 2024-INV1 2A2, 6.5000%, 1/25/54ž,‡	4,905,306	4,977,316
Gracie Point International Funding 2024-1A A, US 90 Day Average SOFR + 1.7000%, 7.0684%, 3/1/28ž,‡	1,985,000	1,991,644
Great Wolf Trust 2024-WLF2 A, CME Term SOFR 1 Month + 1.6912%, 6.7878%, 5/15/41ž,‡	7,775,000	7,778,309
Highbridge Loan Management Ltd 2021-16A B, CME Term SOFR 3 Month + 1.9616%, 7.2446%, 1/23/35ž,‡	2,113,425	2,123,914
Homeward Opportunities Fund I Trust 2024-RRTL2 A1, 5.9890%, 9/25/39ž,Ç	3,066,000	3,082,521
Homeward Opportunities Fund I Trust 2024-RTL1 A1, 7.1200%, 7/25/29ž,Ç	6,504,000	6,580,110
Hudson's Bay Simon JV Trust 2015-HB10 A10, 4.1545%, 8/5/34ž	1,475,000	1,420,097
Hudson's Bay Simon JV Trust 2015-HB7 A7, 3.9141%, 8/5/34ž	1,115,173	1,106,380
Imerial Fund LLC 2023-NQM1 A1, 5.9410%, 2/25/68ž,Ç	2,889,265	2,892,789
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE A, 3.2865%, 1/10/37ž	6,185,000	6,132,001
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE B, 3.6401%, 1/10/37ž	4,370,000	4,321,508
LAD Auto Receivables Trust 2022-1A A, 5.2100%, 6/15/27ž	1,439,447	1,439,209
LBA Trust 2024-BOLT A, CME Term SOFR 1 Month + 1.5911%, 6.6876%, 6/15/26ž,‡	5,125,301	5,128,289
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27ž	1,739,839	1,725,584
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28ž	1,514,841	1,537,091
Lex Commercial Loan Master Trust 2024-BBG A, 4.8736%, 10/13/33ž,‡	1,720,000	1,718,282
LHOME Mortgage Trust 2022-RTL3 A1, 8.1500%, 11/25/27ž,Ç	8,981,000	9,024,148
LHOME Mortgage Trust 2024-RTL2 A1, 7.1280%, 3/25/29ž,Ç	1,668,736	1,697,514

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
LHOME Mortgage Trust 2024-RTL3 A1, 6.9000%, 5/25/29ž,Ç	$2,098,285	$2,138,321
LHOME Mortgage Trust 2024-RTL4 A1, 5.9210%, 7/25/39ž,Ç	6,445,724	6,517,486
Life Financial Services Trust 2021-BMR A, CME Term SOFR 1 Month + 0.8145%, 5.9115%, 3/15/38ž,‡	9,366,122	9,219,469
Life Financial Services Trust 2021-BMR C, CME Term SOFR 1 Month + 1.2145%, 6.3115%, 3/15/38ž,‡	5,233,893	5,132,306
Life Financial Services Trust 2022-BMR2 A1, CME Term SOFR 1 Month + 1.2952%, 6.3918%, 5/16/39ž,‡	6,610,000	6,434,654
M&T Equipment Notes 2023-1A A2, 6.0900%, 7/15/30ž	1,462,765	1,467,887
M&T Equipment Notes 2023-1A A3, 5.7400%, 7/15/30ž	1,594,000	1,612,823
Madison Park Funding Ltd 2019-34A A2RR, CME Term SOFR 3 Month + 1.6000%, 6.7080%, 10/16/37ž,‡	3,126,000	3,127,338
Madison Park Funding Ltd 2019-35A A1R, CME Term SOFR 3 Month + 1.2516%, 6.5336%, 4/20/32ž,‡	7,149,571	7,149,705
Madison Park Funding Ltd 2022-55A A1R, CME Term SOFR 3 Month + 1.3600%, 6.6392%, 7/20/37ž,‡	7,552,578	7,553,166
Marlette Funding Trust 2023-2A B, 6.5400%, 6/15/33ž	1,710,000	1,719,384
Mello Mortgage Capital Acceptance Trust 2021-INV2 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 8/25/51ž,‡	3,978,875	3,721,585
Mello Mortgage Capital Acceptance Trust 2021-INV3 A11, US 30 Day Average SOFR + 0.9500%, 5.0000%, 10/25/51ž,‡	5,022,016	4,688,688
Mello Mortgage Capital Acceptance Trust 2022-INV1 A2, 3.0000%, 3/25/52ž,‡	2,662,790	2,377,593
Mello Mortgage Capital Acceptance Trust 2024-SD1 A1, 4.0000%, 4/25/54ž,Ç	2,329,177	2,278,646
Mercury Financial Credit Card Master Trust 2023-1A A, 8.0400%, 9/20/27ž	4,532,000	4,553,917
MHC Commercial Mortgage Trust 2021-MHC A, CME Term SOFR 1 Month + 0.9154%, 6.0124%, 4/15/38ž,‡	8,794,244	8,756,695
MHC Commercial Mortgage Trust 2021-MHC C, CME Term SOFR 1 Month + 1.4654%, 6.5624%, 4/15/38ž,‡	4,964,334	4,930,512
NCMF Trust 2022-MFP A, CME Term SOFR 1 Month + 1.7420%, 6.8385%, 3/15/39ž,‡	3,015,000	3,008,431
New Residential Mortgage Loan Trust 2018-2, Refinitiv USD IBOR Consumer Cash Fallbacks 6 Months + 0.6800%, 4.5000%, 2/25/58ž,‡	1,617,721	1,597,449
New Residential Mortgage Loan Trust 2024-NQM2 A1, US 30 Day Average SOFR + 0.1400%, 5.1170%, 9/25/64ž,‡	5,021,000	5,029,363
New Residential Mortgage Loan Trust 2024-RTL2 A1, 5.4430%, 9/25/39ž,Ç	2,492,000	2,492,675
NRTH PARK Mortgage Trust 2024-PARK A, CME Term SOFR 1 Month + 1.6413%, 6.7378%, 3/15/41ž,‡	9,402,000	9,395,358
NRZ Excess Spread Collateralized Notes 2020-PLS1 A, 3.8440%, 12/25/25ž	748,321	735,416
NRZ Excess Spread Collateralized Notes 2021-FHT1 A, 3.1040%, 7/25/26ž	1,845,974	1,786,269
Oak Hill Credit Partners 2021-9A A2R, CME Term SOFR 3 Month + 1.5800%, 0%, 10/19/37ž,‡	4,518,000	4,518,800
Oak Street Investment Grade Net Lease Fund 2020-1A A1, 1.8500%, 11/20/50ž	4,495,201	4,311,281
Oasis Securitization 2024-1A A, 5.8800%, 9/30/38ž	1,305,000	1,304,796
Oceanview Mortgage Trust 2021-4 A11, US 30 Day Average SOFR + 0.8500%, 5.0000%, 10/25/51ž,‡	5,465,935	5,074,922
Oceanview Mortgage Trust 2021-5 AF, US 30 Day Average SOFR + 0.8500%, 5.0000%, 11/25/51ž,‡	5,214,616	4,843,595
Oceanview Mortgage Trust 2022-1 A1, 3.0000%, 12/25/51ž,‡	2,724,504	2,369,485
Oceanview Mortgage Trust 2022-2 A1, 3.0000%, 12/25/51ž,‡	8,058,833	6,991,067
OCP CLO Ltd 2020-18A A2R2, CME Term SOFR 3 Month + 1.5700%, 6.8037%, 7/20/37ž,‡	2,037,063	2,039,941
Octagon Investment Partners 42 Ltd 2019-3A A2RR, CME Term SOFR 3 Month + 1.5600%, 6.8358%, 7/15/37ž,‡	695,086	684,790
Onslow Bay Financial LLC 2022-INV1 A1, 3.0000%, 12/25/51ž,‡	1,719,288	1,535,121
Onslow Bay Financial LLC 2022-INV1 A18, 3.0000%, 12/25/51ž,‡	4,549,412	3,891,917
OPEN Trust 2023-AIR A, CME Term SOFR 1 Month + 3.0891%, 8.4260%, 10/16/28ž,‡	3,660,782	3,691,958
OPEN Trust 2023-AIR C, CME Term SOFR 1 Month + 5.2359%, 10.5728%, 10/16/28ž,‡	1,373,850	1,383,244
Pretium Mortgage Credit Partners LLC 2023-RN1 A1, 8.2321%, 9/25/53ž,Ç	3,314,893	3,416,405
PRP Advisors LLC 2020-4 A1, 5.6100%, 10/25/25ž,Ç	2,537,843	2,612,298
PRP Advisors LLC 2021-10 A1, 2.4870%, 10/25/26ž,Ç	4,389,960	4,358,239
PRP Advisors LLC 2021-9 A1, 2.3630%, 10/25/26ž,Ç	8,274,763	8,205,271
PRP Advisors LLC 2021-RPL2 A1, 1.4550%, 10/25/51ž,‡	5,330,145	4,920,004
PRP Advisors LLC 2022-2 A1, 5.0000%, 3/25/27ž,Ç	6,358,508	6,315,401
PRP Advisors LLC 2024-RCF2 A1, 3.7500%, 3/25/54ž,Ç	1,526,928	1,492,859
Rad CLO Ltd 2023-21A A, CME Term SOFR 3 Month + 1.5900%, 6.8746%, 1/25/33ž,‡	3,917,677	3,921,927
Regatta Funding 2018-1A AR, CME Term SOFR 3 Month + 1.4000%, 6.7021%, 7/17/37ž,‡	9,143,014	9,150,153

	Shares or Principal Amounts	Value
Asset-Backed/Commercial Mortgage-Backed Securities – (continued)
Regatta XXIII Funding Ltd 2021-4A B, CME Term SOFR 3 Month + 1.9616%, 7.2436%, 1/22/35ž,‡	$2,192,711	$2,205,575
RR Ltd 2022-21A A1AR, CME Term SOFR 3 Month + 1.4000%, 6.7014%, 7/15/39ž,‡	5,215,918	5,243,041
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A, 7.0670%, 8/25/53ž,‡	7,651,474	7,905,160
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A, 6.7180%, 11/25/53ž,‡	4,033,706	4,170,228
Saluda Grade Alternative Mortgage Trust 2024-CES1 A1, 6.3060%, 3/25/54ž,‡	2,603,771	2,618,241
Saluda Grade Alternative Mortgage Trust 2024-FIG5 A, 6.2550%, 4/25/54ž,‡	2,851,337	2,914,404
Saluda Grade Alternative Mortgage Trust 2024-RTL5 A1, 7.7620%, 4/25/30ž,Ç	3,981,548	4,070,867
Saluda Grade Alternative Mortgage Trust 2024-RTL6 A1, 7.4390%, 7/25/30ž,Ç	4,801,500	4,893,698
Santander Bank Auto Credit-Linked Notes 2021-1A B, 1.8330%, 12/15/31ž	116,111	115,519
Santander Bank Auto Credit-Linked Notes 2022-A B, 5.2810%, 5/15/32ž	1,262,342	1,259,756
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43ž,‡	484,960	432,015
Sequoia Mortgage Trust 2020-2, 3.5000%, 3/25/50ž,‡	395,326	354,407
Sixth Street CLO Ltd 2017-9A AR, CME Term SOFR 3 Month + 1.3800%, 6.6630%, 7/21/37ž,‡	6,450,000	6,459,675
SMRT 2022-MINI A, CME Term SOFR 1 Month + 1.0000%, 6.0970%, 1/17/39ž,‡	3,548,000	3,516,438
Sound Point CLO Ltd 2019-1A AR, CME Term SOFR 3 Month + 1.3416%, 6.6236%, 1/20/32ž,‡	5,635,864	5,649,291
SREIT Trust 2021-MFP A, CME Term SOFR 1 Month + 0.8453%, 5.9418%, 11/15/38ž,‡	780,800	776,901
Taco Bell Funding LLC 2021-1A A23, 2.5420%, 8/25/51ž	2,430,523	2,084,999
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51ž	1,466,873	1,318,279
Texas Debt Capital CLO Ltd 2023-2A A1R, CME Term SOFR 3 Month + 1.3700%, 6.2215%, 10/21/37ž,‡	6,913,000	6,914,203
THE 2023-MIC Trust 2023-MIC A, 8.7315%, 12/5/38ž,‡	4,402,712	4,856,468
TYSN 2023-CRNR Mortgage Trust 2023-CRNR A, 6.7991%, 12/10/33ž,‡	6,674,443	7,058,652
UNIFY Auto Receivables Trust 2021-1A A4, 0.9800%, 7/15/26ž	108,528	108,348
United Wholesale Mortgage LLC 2021-INV1 A9, US 30 Day Average SOFR + 0.9000%, 5.0000%, 8/25/51ž,‡	4,775,293	4,444,496
Upstart Securitization Trust 2022-1 A, 3.1200%, 3/20/32ž	232,854	232,439
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45ž	6,324,000	6,117,145
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45ž	4,083,000	3,744,511
VASA Trust 2021-VASA A, CME Term SOFR 1 Month + 1.0145%, 6.1115%, 7/15/39ž,‡	3,768,000	3,500,652
Voya CLO Ltd 2024-4A A2, CME Term SOFR 3 Month + 1.5500%, 6.7336%, 7/20/37ž,‡	2,638,439	2,634,967
Wells Fargo Commercial Mortgage Trust 2021-SAVE A, CME Term SOFR 1 Month + 1.2645%, 6.3615%, 2/15/40ž,‡	1,200,838	1,193,347
Wells Fargo Commercial Mortgage Trust 2024-MGP A11, CME Term SOFR 1 Month + 1.9907%, 7.0872%, 8/15/41ž,‡	9,691,967	9,677,092
Wells Fargo Commercial Mortgage Trust 2024-MGP B11, CME Term SOFR 1 Month + 2.4900%, 7.5865%, 8/15/41ž,‡	3,694,749	3,645,159
Wendy's Funding LLC 2021-1A A2I, 2.3700%, 6/15/51ž	1,000,985	900,509
Wendy's Funding LLC 2021-1A A2II, 2.7750%, 6/15/51ž	2,424,546	2,118,573
Westgate Resorts 2022-1A A, 1.7880%, 8/20/36ž	895,154	871,198
Woodward Capital Management 2021-3 A21, US 30 Day Average SOFR + 0.8000%, 5.0000%, 7/25/51ž,‡	3,778,851	3,498,579
Woodward Capital Management 2023-CES1 A1A, 6.5150%, 6/25/43ž,‡	2,077,214	2,104,401
Woodward Capital Management 2023-CES3 A1A, 7.1130%, 11/25/43ž,‡	3,015,478	3,085,707
Woodward Capital Management 2024-CES1 A1A, 6.0250%, 2/25/44ž,‡	3,523,873	3,577,811
Woodward Capital Management 2024-CES2 A1A, 6.1410%, 4/25/44ž,‡	9,519,470	9,638,703
Woodward Capital Management 2024-CES3 A1A, 6.5910%, 5/25/44ž,‡	3,628,389	3,718,641
Woodward Capital Management 2024-CES5 A1A, 5.8460%, 8/25/44ž,Ç	5,922,379	5,997,480
Woodward Capital Management 2024-CES6 A1A, 5.3440%, 9/25/44ž,Ç	4,752,000	4,777,425
Woodward Capital Management 2024-CES7 A1A, 5.1580%, 10/25/44ž,Ç	7,448,000	7,447,729
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $855,707,617)		850,851,464
Bank Loans and Mezzanine Loans – 2.0%
Capital Goods – 0.1%
EMRLD Borrower LP, CME Term SOFR 3 Month + 2.5000%, 7.5572%, 8/4/31‡	3,911,156	3,900,674
Consumer Cyclical – 0.5%
Delta 2 Lux Sarl, CME Term SOFR 1 Month + 2.00000%, 7.2006%, 9/10/31ƒ,‡	8,196,671	8,193,228
Delta 2 Lux Sarl, CME Term SOFR 1 Month + 2.00000%, 7.2006%, 9/10/31ƒ,‡	4,098,345	4,096,624
		12,289,852
Consumer Non-Cyclical – 0.3%
Concentra Health Services Inc, CME Term SOFR 1 Month + 2.2500%, 7.0954%, 7/26/31‡	1,625,000	1,620,937
Medline Borrower LP, CME Term SOFR 1 Month + 2.2500%, 7.0954%, 10/23/28‡	6,323,000	6,313,958
		7,934,895

	Shares or Principal Amounts	Value
Bank Loans and Mezzanine Loans – (continued)
Electric – 0.2%
Alpha Generation LLC, CME Term SOFR 1 Month + 2.75000%, 7.8680%, 9/19/31ƒ,‡	$4,063,000	$4,062,269
Industrial – 0.4%
Amazon Holdco Inc, CME Term SOFR 1 Month + 2.2500%, 7.5996%, 7/30/31ƒ,‡	3,414,000	3,401,198
APi Group DE Inc, CME Term SOFR 1 Month + 2.0000%, 6.8454%, 1/3/29‡	8,691,064	8,681,591
		12,082,789
Insurance – 0%
Ryan Specialty LLC, CME Term SOFR 1 Month + 2.2500%, 7.0954%, 9/15/31‡	1,096,000	1,093,600
Technology – 0%
SS&C Technologies Inc, CME Term SOFR 1 Month + 2.0000%, 6.8454%, 5/9/31‡	68,737	68,725
Transportation – 0.5%
Genesee & Wyoming Inc, CME Term SOFR 3 Month + 2.0000%, 6.6037%, 4/10/31ƒ,‡	12,734,386	12,702,550
Total Bank Loans and Mezzanine Loans (cost $54,188,025)		54,135,354
Corporate Bonds – 32.2%
Banking – 5.2%
Bank of New York Mellon Corp/The, SOFR + 1.8450%, 6.4740%, 10/25/34‡	6,616,000	7,477,486
BNP Paribas SA, SOFR + 1.2280%, 2.5910%, 1/20/28ž,‡	4,430,000	4,251,775
BNP Paribas SA, SOFR + 1.5200%, 5.1760%, 1/9/30ž,‡	4,407,000	4,521,359
Capital One Financial Corp, SOFR + 2.6400%, 6.3120%, 6/8/29‡	3,040,000	3,202,170
Capital One Financial Corp, SOFR + 1.9050%, 5.7000%, 2/1/30‡,#	1,489,000	1,541,985
Capital One Financial Corp, SOFR + 3.0700%, 7.6240%, 10/30/31‡	9,423,000	10,709,545
Capital One Financial Corp, SOFR + 1.9900%, 5.8840%, 7/26/35‡	4,163,000	4,356,741
Citigroup Inc, CME Term SOFR 3 Month + 4.1666%, 5.9500%‡,μ	4,099,000	4,104,226
Discover Financial Services, SOFR + 3.3700%, 7.9640%, 11/2/34‡	7,753,000	9,109,645
Fifth Third Bancorp, SOFR + 2.3400%, 6.3390%, 7/27/29‡	4,463,000	4,743,843
Fifth Third Bancorp, SOFR + 1.8400%, 5.6310%, 1/29/32‡	1,687,000	1,762,102
JPMorgan Chase & Co, SOFR + 1.4500%, 5.2990%, 7/24/29‡	9,544,000	9,875,206
JPMorgan Chase & Co, SOFR + 1.5700%, 6.0870%, 10/23/29‡	6,113,000	6,516,652
JPMorgan Chase & Co, SOFR + 1.3100%, 5.0120%, 1/23/30‡	2,967,000	3,042,965
JPMorgan Chase & Co, SOFR + 1.8100%, 6.2540%, 10/23/34‡	3,572,000	3,972,749
Morgan Stanley, SOFR + 1.5900%, 5.1640%, 4/20/29‡	6,520,000	6,701,652
Morgan Stanley, SOFR + 1.2150%, 5.0420%, 7/19/30‡	3,967,000	4,076,595
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	5,212,000	4,655,602
Morgan Stanley, SOFR + 1.8800%, 5.4240%, 7/21/34‡	4,393,000	4,581,264
Morgan Stanley, SOFR + 1.5550%, 5.3200%, 7/19/35‡	9,257,000	9,612,680
Nationwide Building Society, 5.1270%, 7/29/29ž	6,712,000	6,912,477
PNC Financial Services Group Inc/The, SOFR + 2.2840%, 6.8750%, 10/20/34‡	6,946,000	7,953,023
PNC Financial Services Group Inc/The, SOFR + 1.5990%, 5.4010%, 7/23/35‡	6,034,000	6,292,267
Sumitomo Mitsui Financial Group Inc, 5.8520%, 7/13/30	2,568,000	2,745,752
Truist Financial Corp, SOFR + 1.6200%, 5.4350%, 1/24/30‡	2,666,000	2,759,470
Truist Financial Corp, SOFR + 1.9220%, 5.7110%, 1/24/35‡	2,196,000	2,313,457
US Bancorp, SOFR + 1.5600%, 5.3840%, 1/23/30‡	5,725,000	5,945,453
		143,738,141
Basic Industry – 0.1%
Novelis Corp, 3.2500%, 11/15/26ž	3,958,000	3,819,363
Brokerage – 1.7%
Blue Owl Finance LLC, 6.2500%, 4/18/34ž	10,395,000	10,886,498
Jane Street Group / JSG Finance Inc, 7.1250%, 4/30/31ž	6,387,000	6,767,410
LPL Holdings Inc, 6.7500%, 11/17/28	10,020,000	10,775,470
LPL Holdings Inc, 4.0000%, 3/15/29ž	1,085,000	1,038,474
LPL Holdings Inc, 6.0000%, 5/20/34	5,185,000	5,419,707
Nasdaq Inc, 5.3500%, 6/28/28	1,472,000	1,529,235
Nasdaq Inc, 5.5500%, 2/15/34	9,845,000	10,385,867
		46,802,661
Capital Goods – 2.1%
BAE Systems PLC, 5.1250%, 3/26/29ž	2,597,000	2,672,134
BAE Systems PLC, 5.2500%, 3/26/31ž	974,000	1,012,359
Berry Global Inc, 5.8000%, 6/15/31ž	8,973,000	9,336,497
Berry Global Inc, 5.6500%, 1/15/34ž	7,910,000	8,120,602
Boeing Co, 5.1500%, 5/1/30	9,440,000	9,462,678
Boeing Co/The, 6.2980%, 5/1/29ž	5,125,000	5,391,946
Boeing Co/The, 6.3880%, 5/1/31ž	5,260,000	5,593,152
Boeing Co/The, 6.5280%, 5/1/34ž	5,064,000	5,435,015
Boeing Co/The, 6.8580%, 5/1/54ž	2,218,000	2,434,499
Boeing Co/The, 7.0080%, 5/1/64ž	2,885,000	3,178,630
Regal Rexnord Corp, 6.0500%, 4/15/28	4,838,000	5,030,157
		57,667,669

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Communications – 1.1%
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.6500%, 2/1/34	$12,400,000	$12,978,271
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.5000%, 4/1/63	4,210,000	3,430,345
Meta Platforms Inc, 4.5500%, 8/15/31	1,828,000	1,868,956
Meta Platforms Inc, 4.7500%, 8/15/34	6,603,000	6,739,652
T-Mobile USA Inc, 4.8500%, 1/15/29	4,260,000	4,349,625
		29,366,849
Consumer Cyclical – 2.4%
CBRE Services Inc, 5.9500%, 8/15/34	6,373,000	6,844,412
CBRE Services Inc, 5.5000%, 4/1/29	3,468,000	3,616,548
Ford Motor Credit Co LLC, 5.8000%, 3/8/29	5,589,000	5,680,838
Ford Motor Credit Co LLC, 6.1250%, 3/8/34	3,891,000	3,939,622
Ford Motor Credit Co LLC, 7.3500%, 3/6/30	1,551,000	1,679,668
Ford Motor Credit Co LLC, 7.2000%, 6/10/30	1,525,000	1,642,970
Ford Motor Credit Co LLC, 7.1220%, 11/7/33	3,132,000	3,386,010
General Motors Financial Co Inc, 5.7500%, 2/8/31	3,729,000	3,855,565
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	603,000	613,244
GLP Capital LP / GLP Financing II Inc, 6.7500%, 12/1/33	4,234,000	4,657,421
GLP Capital LP / GLP Financing II Inc, 5.6250%, 9/15/34	3,245,000	3,313,700
LKQ Corp, 5.7500%, 6/15/28	6,722,000	6,975,440
LKQ Corp, 6.2500%, 6/15/33#	6,323,000	6,704,782
Royal Caribbean Cruises Ltd, 5.6250%, 9/30/31ž	3,583,000	3,630,027
Wynn Resorts Finance LLC, 6.2500%, 3/15/33ž	8,285,000	8,393,089
ZF North America Capital Inc, 6.7500%, 4/23/30ž	3,023,000	3,048,753
		67,982,089
Consumer Non-Cyclical – 4.8%
AbbVie Inc, 4.8000%, 3/15/29	4,590,000	4,723,827
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC, 6.5000%, 2/15/28ž	4,458,000	4,539,140
Hasbro Inc, 6.0500%, 5/14/34	15,194,000	15,991,504
HCA Inc, 5.4500%, 4/1/31	8,434,000	8,787,406
HCA Inc, 3.6250%, 3/15/32	7,371,000	6,816,072
HCA Inc, 5.6000%, 4/1/34	4,691,000	4,888,247
Heartland Dental LLC / Heartland Dental Finance Corp, 10.5000%, 4/30/28ž	7,269,000	7,777,269
IQVIA Inc, 6.2500%, 2/1/29	6,329,000	6,727,219
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc, 3.6250%, 1/15/32	3,897,000	3,562,830
Mattel Inc, 3.7500%, 4/1/29ž	11,690,000	11,170,423
Organon & Co / Organon Foreign Debt Co-Issuer BV, 6.7500%, 5/15/34ž	4,521,000	4,669,153
Polaris Inc, 6.9500%, 3/15/29	5,766,000	6,258,179
Solventum Corp, 5.4000%, 3/1/29ž	5,668,000	5,831,313
Solventum Corp, 5.4500%, 3/13/31ž	8,688,000	8,956,330
Solventum Corp, 5.6000%, 3/23/34ž	10,931,000	11,319,994
Solventum Corp, 6.0000%, 5/15/64ž	4,009,000	4,139,833
Sysco Corp, 5.7500%, 1/17/29	4,104,000	4,337,361
Universal Health Services Inc, 2.6500%, 10/15/30	4,553,000	4,060,822
Universal Health Services Inc, 2.6500%, 1/15/32	10,445,000	8,988,501
		133,545,423
Electric – 2.1%
American Electric Power Co Inc, 5.6250%, 3/1/33	6,736,000	7,106,802
Duke Energy Corp, US Treasury Yield Curve Rate 5 Year + 2.5880%, 6.4500%, 9/1/54‡	7,768,000	8,065,514
Exelon Corp, 5.4500%, 3/15/34	4,987,000	5,231,141
Georgia Power Co, 4.9500%, 5/17/33	5,466,000	5,618,995
Georgia Power Co, 5.2500%, 3/15/34	4,073,000	4,270,068
Liberty Utilities Co, 5.8690%, 1/31/34ž	4,882,000	5,116,619
Lightning Power LLC, 7.2500%, 8/15/32ž	7,996,000	8,408,090
Xcel Energy Inc, 5.4500%, 8/15/33	13,440,000	13,943,528
		57,760,757
Energy – 3.3%
Columbia Pipelines Holding Company LLC, 5.0970%, 10/1/31ž	7,555,000	7,620,109
Columbia Pipelines Operating Company LLC, 5.9270%, 8/15/30ž	1,590,000	1,683,875
Columbia Pipelines Operating Company LLC, 6.0360%, 11/15/33ž	3,823,000	4,079,140
DT Midstream Inc, 4.1250%, 6/15/29ž	7,456,000	7,131,973
DT Midstream Inc, 4.3750%, 6/15/31ž	4,330,000	4,098,793
DT Midstream Inc, 4.3000%, 4/15/32ž	2,510,000	2,348,670
EnLink Midstream LLC, 5.6500%, 9/1/34	8,095,000	8,364,345
EQM Midstream Partners LP, 6.3750%, 4/1/29ž	8,964,000	9,255,482

	Shares or Principal Amounts	Value
Corporate Bonds – (continued)
Energy – (continued)
FTAI Infra Escrow Holdings LLC, 10.5000%, 6/1/27ž	$5,395,000	$5,758,542
Hess Midstream Operations LP, 5.1250%, 6/15/28ž	3,041,000	3,008,597
Hess Midstream Operations LP, 6.5000%, 6/1/29ž	7,886,000	8,162,381
Occidental Petroleum Corp, 5.2000%, 8/1/29	2,550,000	2,592,333
Occidental Petroleum Corp, 8.8750%, 7/15/30	3,013,000	3,554,062
Occidental Petroleum Corp, 6.6250%, 9/1/30	2,150,000	2,319,530
Occidental Petroleum Corp, 6.1250%, 1/1/31	3,770,000	3,978,398
Occidental Petroleum Corp, 5.3750%, 1/1/32	5,863,000	5,943,517
Occidental Petroleum Corp, 5.5500%, 10/1/34	5,353,000	5,434,284
Viper Energy Partners LP, 7.3750%, 11/1/31ž	6,183,000	6,521,049
		91,855,080
Finance Companies – 1.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.6250%, 9/10/29	3,504,000	3,505,736
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.9500%, 9/10/34	2,857,000	2,841,357
Blackstone Private Credit Fund, 7.3000%, 11/27/28ž	4,159,000	4,425,835
Blackstone Secured Lending Fund, 5.8750%, 11/15/27	6,264,000	6,369,478
Blue Owl Credit Income Corp, 7.9500%, 6/13/28	2,886,000	3,083,872
GGAM Finance Ltd, 5.8750%, 3/15/30ž	7,173,000	7,182,397
Macquarie Airfinance Holdings Ltd, 6.4000%, 3/26/29ž	1,737,000	1,807,858
Macquarie Airfinance Holdings Ltd, 5.1500%, 3/17/30ž	7,775,000	7,791,911
Macquarie Airfinance Holdings Ltd, 6.5000%, 3/26/31ž	2,615,000	2,760,362
OWL Rock Core Income Corp, 4.7000%, 2/8/27	743,000	729,031
		40,497,837
Government Sponsored – 0.1%
Electricite de France SA, 5.7000%, 5/23/28ž	2,832,000	2,948,456
Insurance – 3.7%
Aon North America Inc, 5.3000%, 3/1/31	6,324,000	6,597,623
Aon North America Inc, 5.4500%, 3/1/34	12,335,000	12,950,775
Arthur J Gallagher & Co, 6.5000%, 2/15/34	2,912,000	3,250,961
Arthur J Gallagher & Co, 5.4500%, 7/15/34	5,602,000	5,836,813
Centene Corp, 4.2500%, 12/15/27	16,614,000	16,317,463
Centene Corp, 2.4500%, 7/15/28	7,054,000	6,496,204
Centene Corp, 3.0000%, 10/15/30	5,571,000	4,987,310
Health Care Service Corp, 5.2000%, 6/15/29ž	3,916,000	4,037,945
Health Care Service Corp, 5.4500%, 6/15/34ž	8,831,000	9,183,653
Health Care Service Corp, 5.8750%, 6/15/54ž	7,260,000	7,673,772
Ryan Specialty LLC, 5.8750%, 8/1/32ž	1,799,000	1,828,973
UnitedHealth Group Inc, 4.9500%, 1/15/32	8,926,000	9,231,781
UnitedHealth Group Inc, 5.1500%, 7/15/34	3,588,000	3,744,757
UnitedHealth Group Inc, 5.6250%, 7/15/54	5,876,000	6,303,782
UnitedHealth Group Inc, 5.7500%, 7/15/64	4,747,000	5,124,417
		103,566,229
Real Estate Investment Trusts (REITs) – 0.4%
American Tower Trust I, 5.4900%, 3/15/28ž	10,515,000	10,760,010
Technology – 3.7%
Amentum Escrow Corp, 7.2500%, 8/1/32ž	5,068,000	5,289,132
Broadcom Inc, 5.0500%, 7/12/29	4,018,000	4,138,873
Broadcom Inc, 4.3500%, 2/15/30	9,390,000	9,371,698
Broadcom Inc, 5.1500%, 11/15/31	2,736,000	2,839,293
Cadence Design Systems Inc, 4.3750%, 10/15/24	18,064,000	18,148,354
Constellation Software Inc/Canada, 5.1580%, 2/16/29ž	1,766,000	1,820,424
Constellation Software Inc/Canada, 5.4610%, 2/16/34ž	5,134,000	5,366,674
CoStar Group Inc, 2.8000%, 7/15/30ž	5,441,000	4,901,856
Fiserv Inc, 4.7500%, 3/15/30	2,385,000	2,430,996
Fiserv Inc, 5.1500%, 8/12/34	9,010,000	9,238,685
Foundry JV Holdco LLC, 5.8750%, 1/25/34ž	5,994,000	6,106,533
Intel Corp, 2.4500%, 11/15/29	1,773,000	1,595,974
Intel Corp, 5.1250%, 2/10/30	2,358,000	2,409,221
Marvell Technology Inc, 4.8750%, 6/22/28	6,709,000	6,774,072
Marvell Technology Inc, 5.7500%, 2/15/29	5,585,000	5,859,649
MSCI Inc, 4.0000%, 11/15/29ž	12,297,000	11,929,730
Shift4 Payments LLC / Shift4 Payments Finance Sub Inc, 6.7500%, 8/15/32ž	2,637,000	2,753,126
Trimble Inc, 4.9000%, 6/15/28	2,415,000	2,450,171
Trimble Inc, 6.1000%, 3/15/33	196,000	211,552
		103,636,013
Total Corporate Bonds (cost $865,052,844)		893,946,577

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – 23.1%
Fannie Mae:
3.0000%, TBA, 30 Year Maturity	$9,179,438	$8,236,370
4.0000%, TBA, 30 Year Maturity	22,148,000	21,270,873
		29,507,243
Fannie Mae Pool:
3.0000%, 10/1/34	17,768	17,195
2.5000%, 11/1/34	1,634,696	1,546,194
3.0000%, 11/1/34	104,360	101,006
3.0000%, 12/1/34	97,381	94,247
2.5000%, 12/1/36	2,354,893	2,228,048
6.0000%, 2/1/37	566,465	604,569
4.5000%, 11/1/42	582,900	587,684
3.0000%, 1/1/43	121,139	111,836
3.0000%, 2/1/43	192,658	177,544
5.0000%, 7/1/44	2,939,121	2,991,295
4.5000%, 10/1/44	1,346,953	1,357,376
4.5000%, 3/1/45	2,084,074	2,100,202
4.0000%, 5/1/45	195,872	191,787
4.5000%, 6/1/45	1,027,737	1,033,107
3.0000%, 2/1/48	277,337	255,893
5.0000%, 5/1/48	489,258	496,336
4.0000%, 11/1/48	1,497,634	1,456,186
4.0000%, 12/1/48	228,997	222,659
4.0000%, 3/1/49	315,519	306,787
4.5000%, 6/1/49	81,312	80,971
3.0000%, 8/1/49	1,420,277	1,276,736
3.0000%, 8/1/49	336,059	302,095
4.5000%, 8/1/49	127,696	127,159
3.0000%, 9/1/49	196,917	180,667
3.0000%, 9/1/49	11,296	10,262
4.5000%, 1/1/50	174,500	173,767
4.0000%, 4/1/50	603,935	585,864
3.0000%, 7/1/50	6,546,422	5,936,395
2.5000%, 8/1/50	682,920	603,112
4.0000%, 8/1/50	543,147	526,895
4.5000%, 10/1/50	3,046,112	3,037,075
4.5000%, 12/1/50	4,244,616	4,226,790
4.0000%, 3/1/51	123,344	119,931
2.0000%, 7/1/51	15,830,224	13,126,755
2.5000%, 1/1/52	4,667,885	4,088,742
3.5000%, 1/1/52	1,698,907	1,606,685
2.5000%, 2/1/52	22,072,359	19,320,191
2.5000%, 2/1/52	16,902,839	14,768,005
2.5000%, 2/1/52	7,486,024	6,505,196
3.0000%, 2/1/52	4,347,950	3,936,041
3.0000%, 2/1/52	600,206	543,937
3.5000%, 2/1/52	4,455,556	4,213,351
2.5000%, 3/1/52	9,433,149	8,256,944
2.5000%, 3/1/52	9,364,701	8,175,934
2.5000%, 3/1/52	7,044,287	6,143,688
2.5000%, 3/1/52	3,511,450	3,076,268
2.5000%, 3/1/52	777,002	678,368
2.5000%, 3/1/52	698,946	610,221
2.5000%, 3/1/52	642,149	562,080
2.5000%, 3/1/52	274,099	239,630
3.0000%, 3/1/52	3,521,011	3,201,535
3.0000%, 4/1/52	2,178,935	1,984,122
3.0000%, 4/1/52	1,858,494	1,689,172
3.0000%, 4/1/52	15,431	14,012
3.5000%, 4/1/52	2,569,431	2,425,599
3.5000%, 4/1/52	1,783,297	1,684,714
3.5000%, 4/1/52	1,385,865	1,309,314
3.5000%, 4/1/52	833,460	786,805
3.5000%, 4/1/52	472,249	446,199
3.5000%, 4/1/52	449,424	424,599
4.5000%, 4/1/52	388,288	382,571
4.5000%, 4/1/52	328,639	323,801
4.5000%, 4/1/52	188,390	185,587
4.5000%, 4/1/52	171,143	168,597
4.5000%, 4/1/52	149,533	147,309

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Fannie Mae Pool – (continued)
4.5000%, 4/1/52	$96,295	$94,862
2.5000%, 5/1/52	15,592,337	13,606,292
3.5000%, 5/1/52	1,328,574	1,254,105
4.0000%, 5/1/52	1,118,444	1,087,490
4.5000%, 5/1/52	521,587	513,827
3.0000%, 6/1/52	4,727,806	4,280,239
3.0000%, 6/1/52	610,534	552,824
3.5000%, 6/1/52	7,850,799	7,414,975
3.5000%, 6/1/52	4,404,384	4,163,298
3.0000%, 7/1/52	3,486,739	3,158,509
3.0000%, 7/1/52	2,553,638	2,312,261
3.5000%, 7/1/52	1,135,230	1,072,210
3.5000%, 7/1/52	374,591	354,057
4.5000%, 7/1/52	1,949,856	1,923,876
3.5000%, 8/1/52	737,438	696,443
5.0000%, 10/1/52	1,618,678	1,636,645
5.0000%, 10/1/52	721,810	729,043
5.0000%, 1/1/53	1,123,694	1,135,628
5.0000%, 1/1/53	365,337	368,890
5.0000%, 2/1/53	442,651	447,034
5.0000%, 3/1/53	265,979	268,225
5.5000%, 3/1/53	372,141	381,913
5.0000%, 4/1/53	516,389	520,751
5.5000%, 4/1/53	188,439	193,362
5.0000%, 5/1/53	263,059	265,281
5.5000%, 5/1/53	347,636	356,693
5.5000%, 5/1/53	180,526	185,229
5.0000%, 6/1/53	378,219	381,414
5.0000%, 6/1/53	318,966	321,660
5.5000%, 6/1/53	9,331,179	9,594,224
5.5000%, 6/1/53	149,207	153,453
4.5000%, 7/1/53	2,088,459	2,081,547
5.5000%, 7/1/53	17,036,912	17,436,506
5.5000%, 7/1/53	13,988,064	14,163,808
5.5000%, 7/1/53	428,307	439,407
5.5000%, 7/1/53	257,940	265,239
4.5000%, 8/1/53	1,287,561	1,283,300
5.0000%, 8/1/53	318,768	321,924
5.5000%, 9/1/53	7,461,936	7,665,518
5.5000%, 11/1/53	2,196,852	2,276,124
6.0000%, 1/1/54	2,118,664	2,220,143
5.5000%, 3/1/54	3,994,088	4,137,356
6.0000%, 3/1/54	1,808,127	1,889,590
6.0000%, 4/1/54	4,405,721	4,596,058
6.0000%, 5/1/54	6,707,625	6,957,493
5.0000%, 7/1/54	3,103,083	3,109,838
3.5000%, 8/1/56	15,655,993	14,517,860
3.0000%, 2/1/57	9,002,468	7,947,907
3.0000%, 6/1/57	33,201	29,295
2.5000%, 3/1/62	15,479,672	12,942,017
		307,799,285
Freddie Mac Gold Pool:
4.0000%, 9/1/48	447,556	435,635
Freddie Mac Pool:
3.0000%, 5/1/31	5,649,973	5,513,669
3.0000%, 9/1/32	201,117	195,238
3.0000%, 10/1/32	246,247	238,900
3.0000%, 1/1/33	139,601	135,464
2.5000%, 12/1/33	4,901,431	4,707,011
3.0000%, 10/1/34	43,046	41,660
3.0000%, 10/1/34	22,026	21,317
2.5000%, 11/1/34	1,672,225	1,581,691
2.5000%, 11/1/34	595,620	563,373
2.5000%, 6/1/37	6,719,699	6,322,541
6.0000%, 4/1/40	928,329	990,795
4.5000%, 5/1/44	900,942	905,649
3.0000%, 1/1/46	80,520	74,682
4.0000%, 2/1/46	2,613,726	2,557,767
4.0000%, 3/1/47	6,113	5,982

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
4.5000%, 7/1/48	$659,724	$657,767
5.0000%, 9/1/48	115,052	116,440
4.0000%, 11/1/48	134,977	131,241
4.0000%, 12/1/48	1,598,876	1,554,640
4.5000%, 6/1/49	109,196	108,995
4.5000%, 7/1/49	862,588	861,001
4.5000%, 7/1/49	139,278	138,693
3.0000%, 8/1/49	376,515	338,462
4.5000%, 8/1/49	775,563	774,136
3.0000%, 12/1/49	611,450	555,467
3.0000%, 12/1/49	264,984	240,722
4.5000%, 1/1/50	521,304	520,344
4.5000%, 1/1/50	142,859	142,259
4.0000%, 3/1/50	1,585,632	1,541,748
2.5000%, 8/1/50	363,051	320,736
2.5000%, 8/1/50	146,310	129,212
2.5000%, 9/1/50	660,516	583,122
4.5000%, 9/1/50	4,673,713	4,659,848
2.5000%, 5/1/51	4,590,863	4,000,729
2.5000%, 8/1/51	12,757,378	11,109,582
2.5000%, 9/1/51	8,937,539	7,801,902
2.5000%, 10/1/51	11,297,643	9,856,758
2.5000%, 11/1/51	5,788,000	5,078,838
2.5000%, 1/1/52	1,402,932	1,230,317
2.5000%, 1/1/52	903,971	792,468
2.5000%, 2/1/52	2,146,423	1,878,789
2.5000%, 2/1/52	1,097,142	953,400
3.0000%, 2/1/52	996,807	906,734
3.0000%, 2/1/52	670,727	611,259
2.5000%, 3/1/52	9,067,903	7,900,168
2.5000%, 3/1/52	354,512	309,510
3.0000%, 3/1/52	1,211,258	1,103,413
4.5000%, 3/1/52	80,839	79,649
3.5000%, 4/1/52	1,800,081	1,702,367
3.5000%, 4/1/52	960,368	906,609
3.5000%, 4/1/52	956,096	902,576
3.5000%, 4/1/52	303,086	286,344
3.5000%, 4/1/52	277,383	262,083
2.5000%, 5/1/52	12,197,282	10,530,241
2.5000%, 5/1/52	3,821,199	3,336,215
3.0000%, 6/1/52	10,892,312	9,931,916
5.5000%, 9/1/52	2,017,201	2,065,547
5.0000%, 10/1/52	3,227,064	3,257,758
5.0000%, 10/1/52	99,575	100,522
5.5000%, 10/1/52	124,916	128,795
5.0000%, 1/1/53	210,104	212,302
5.0000%, 1/1/53	182,685	184,345
5.0000%, 3/1/53	770,051	776,556
5.0000%, 3/1/53	735,431	741,644
5.0000%, 4/1/53	923,808	926,282
5.0000%, 5/1/53	1,903,876	1,919,959
5.0000%, 5/1/53	1,056,876	1,065,804
5.0000%, 5/1/53	202,222	203,930
5.5000%, 5/1/53	1,690,633	1,723,984
5.5000%, 5/1/53	778,592	798,877
5.0000%, 6/1/53	1,434,899	1,447,021
5.0000%, 6/1/53	707,835	707,440
5.0000%, 6/1/53	661,247	660,808
5.0000%, 6/1/53	565,362	565,047
5.0000%, 6/1/53	268,436	268,257
5.5000%, 6/1/53	1,770,525	1,816,653
5.5000%, 6/1/53	682,882	691,426
5.5000%, 6/1/53	563,442	570,486
5.5000%, 6/1/53	540,785	547,551
5.5000%, 6/1/53	436,535	441,936
5.5000%, 7/1/53	1,920,093	1,969,855
5.5000%, 7/1/53	1,331,690	1,348,338
5.5000%, 7/1/53	1,108,218	1,136,939
5.5000%, 9/1/53	1,560,230	1,615,567

	Shares or Principal Amounts	Value
Mortgage-Backed Securities – (continued)
Freddie Mac Pool – (continued)
6.0000%, 9/1/53	$12,167,141	$12,619,501
6.0000%, 9/1/53	3,603,606	3,776,524
6.0000%, 10/1/53	6,831,540	7,019,130
6.5000%, 11/1/53	4,758,771	5,001,664
5.5000%, 4/1/54	1,067,670	1,106,763
6.0000%, 4/1/54	4,913,295	5,096,322
5.0000%, 5/1/54	325,845	326,555
		181,542,527
Ginnie Mae:
2.5000%, TBA, 30 Year Maturity	20,180,765	17,747,045
4.0000%, TBA, 30 Year Maturity	11,354,740	10,975,321
4.5000%, TBA, 30 Year Maturity	9,618,566	9,491,553
5.0000%, TBA, 30 Year Maturity	4,526,907	4,534,376
		42,748,295
Ginnie Mae I Pool:
4.0000%, 8/15/47	421,778	411,912
4.0000%, 11/15/47	376,873	366,811
4.0000%, 12/15/47	1,175,661	1,144,271
		1,922,994
Ginnie Mae II Pool:
3.0000%, 11/20/46	9,535,779	8,768,807
4.0000%, 8/20/47	285,573	279,020
4.0000%, 8/20/47	109,193	106,687
4.5000%, 2/20/48	1,239,098	1,238,657
4.0000%, 5/20/48	5,325,488	5,194,472
4.5000%, 5/20/48	476,588	475,673
4.0000%, 6/20/48	1,497,904	1,461,052
5.0000%, 8/20/48	1,426,707	1,443,604
3.5000%, 5/20/49	12,536,845	11,835,506
2.5000%, 3/20/51	12,058,058	10,624,279
3.0000%, 4/20/51	4,214,375	3,841,119
3.0000%, 7/20/51	6,390,199	5,821,274
3.0000%, 8/20/51	18,378,341	16,739,262
2.5000%, 1/20/52	12,653,868	10,908,410
		78,737,822
Total Mortgage-Backed Securities (cost $648,356,776)		642,693,801
United States Treasury Notes/Bonds – 8.3%
4.3750%, 7/31/26	21,323,000	21,579,542
3.5000%, 9/30/26	14,810,000	14,768,925
3.3750%, 9/15/27	16,613,000	16,528,637
3.5000%, 9/30/29	52,234,000	52,078,930
3.6250%, 9/30/31	10,506,000	10,486,301
3.8750%, 8/15/34	105,001,300	105,739,591
4.1250%, 8/15/44	8,344,000	8,278,813
4.6250%, 5/15/54	678,000	735,418
Total United States Treasury Notes/Bonds (cost $229,318,261)		230,196,157
Investment Companies – 8.1%
Money Markets – 8.1%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº,£ (cost $225,817,247)	225,774,528	225,819,683
Investments Purchased with Cash Collateral from Securities Lending – 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.7968%ºº,£	3,148,944	3,148,944
Time Deposits – 0%
Royal Bank of Canada, 4.8100%, 10/1/24	$787,236	787,236
Total Investments Purchased with Cash Collateral from Securities Lending (cost $3,936,180)		3,936,180
Total Investments (total cost $2,882,376,950) – 104.4%		2,901,579,216
Liabilities, net of Cash, Receivables and Other Assets – (4.4)%		(123,126,043)
Net Assets – 100%		$2,778,453,173

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$2,832,196,204	97.6%
United Kingdom	22,957,101	0.8
Ireland	13,529,490	0.5
France	11,721,590	0.4
Luxembourg	8,193,228	0.3
Canada	7,187,098	0.2
Germany	3,048,753	0.1
Japan	2,745,752	0.1
Total	$2,901,579,216	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 6/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 9/30/24	Ending Shares	Dividend Income
Investment Companies - 8.1%
Money Markets - 8.1%
Janus Henderson Cash Liquidity Fund LLC, 4.8934%ºº
	$124,598,646	$387,728,721	$(286,502,365)	$1,135	$(6,454)	$225,819,683	225,774,528	$1,859,280
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.7968%ºº
	14,302,614	17,033,815	(28,187,485)	-	-	3,148,944	3,148,944	25,014 ∆
Total Affiliated Investments - 8.2%
	$138,901,260	$404,762,536	$(314,689,850)	$1,135	$(6,454)	$228,968,627	228,923,472	$1,884,294

Schedule of Futures
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
2 Year US Treasury Note	357	1/6/25	$74,342,461	$235,079
5 Year US Treasury Note	5,546	1/6/25	609,410,081	383,414
Ultra Long Term US Treasury Bond	720	12/31/24	95,827,500	(445,354)
US Treasury Long Bond	2,863	12/31/24	355,548,813	(1,806,897)
Total - Futures Long				(1,633,758)
Futures Short:
10 Year US Treasury Note	546	12/31/24	(62,397,563)	172,594
Ultra 10-Year Treasury Note	1,940	12/31/24	(229,495,938)	452,759
Total - Futures Short				625,353
Total				$(1,008,405)

Average Ending Monthly Value of Derivative Instruments During the Period Ended September 30, 2024
Futures contracts:
Average notional amount of contracts - long	$1,127,960,142
Average notional amount of contracts - short	253,475,367

Notes to Schedule of Investments (unaudited)
IBOR	Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA
(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30,
2024 is $1,167,158,251, which represents 42.0% of net assets.

ƒ
All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡
Variable or floating rate security. Rate shown is the current rate as of September 30, 2024. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset  date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2024.
#	Loaned security; a portion of the security is on loan at September 30, 2024.
μ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
◊	Zero coupon bond.
¤
Interest only security. An interest only security represents the interest only portion of a pool of underlying mortgages or mortgage-backed securities which are separated and sold individually from the principal portion of the securities. Principal amount shown represents the par value on which interest payments are based.

£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2024.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$850,851,464	$-
Bank Loans and Mezzanine Loans	-	54,135,354	-
Corporate Bonds	-	893,946,577	-
Mortgage-Backed Securities	-	642,693,801	-
United States Treasury Notes/Bonds	-	230,196,157	-
Investment Companies	-	225,819,683	-
Investments Purchased with Cash Collateral from Securities Lending	-	3,936,180	-
Total Investments in Securities	$-	$2,901,579,216	$-
Other Financial Instruments(a):
Futures Contracts	1,243,846	-	-
Total Assets	$1,243,846	$2,901,579,216	$-
Liabilities
Other Financial Instruments(a):
Futures Contracts	$2,252,251	$-	$-

(a)
Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-25-70264 11-24